SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of financial assets measured at fair value on recurring basis) (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available-for-sale	$ 3,580,227	$ 3,141,828
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available-for-sale	3,580,227	3,141,828
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available-for-sale
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - available-for-sale